Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Placement [Abstract]
Private Placement

4.      Private Placement

Initial Recognition

Background

Prior to the Closing, the Company entered into private agreements (“Private Placement Agreements”) with investors (“FPA Investors”) consisting of forward purchase agreements (“Forward Purchase Agreements”), subscription agreements, a side letter, and escrow agreements. The Private Placement Agreements closed on September 29, 2023. Pursuant to the Private Placement Agreements, the FPA Investors purchased 3,168,121 shares of common stock (“FPA Shares”) for $32.9 million (“Prepayment Amount”).

The Prepayment Amount was deposited into escrow accounts. The terms of the Private Placement Agreements provide that following a one-year period after the Closing, subject to early termination and settlement with respect to any number of FPA Shares at the election of the FPA Investors (“Measurement Period”), funds in the escrow accounts may be released to the FPA Investors, the Company or a combination of both based on a combination of factors, including the volume weighted average price of the Company’s common stock (“VWAP”) over a specified valuation period during the Measurement Period (“Reset Price”), the number of shares sold by the FPA Investors during the Measurement Period, and the application of anti-dilution provisions. The Private Placement Agreements expire at the end of the Measurement Period.

All funds in escrow will be released to the Company, the FPA Investors, or a combination of both, at or before the one year anniversary of the Closing. The maximum and minimum that could be released from escrow is the Prepayment Amount and zero, respectively, for both the FPA Investors and the Company. In addition, all interest earned on the funds in the escrow accounts will be released to the FPA Investors.

During the Measurement Period, to the extent the Company’s share price approaches or exceeds $10.44 per share, the likelihood and amount of escrow funds to be released to the Company increases and the likelihood and amount of escrow funds to be released to the FPA Investors decreases. Conversely, during the Measurement Period, to the extent the Company’s share price decreases below $10.44 per share, the likelihood and amount of escrow funds to be released to the Company decreases and the likelihood and amount of escrow funds to be released to the FPA Investors increases. Other drivers of settlement outcomes include the number of shares sold by FPA Investors to third parties during the Measurement Period, whereby the selling of shares may decrease portions of escrow funds to be released to the FPA Investors by up to $2.00 per share sold, the application of antidilution provisions, the timing of sales and settlements, among other factors. Additionally, a prepayment shortfall of $0.1 million was established in connection with the Private Placement Agreements (“Prepayment Shortfall”). Pursuant to the terms and conditions of the Private Placement Agreements, sales of FPA Shares to third-parties are required to first be applied towards the Prepayment Shortfall prior to the subscription receivable (described further below).

In addition to the FPA Shares, the FPA Investors received 514,889 shares of common stock for no incremental consideration (“Bonus Shares”). The Bonus Shares are not subject to an escrow arrangement.

Accounting

All FPA Shares and Bonus Shares are outstanding shares of the Company that are not held in escrow, are transferable without restrictions, and have the same voting as well as dividend and liquidation participation rights as other shares of the Company. Accordingly, such shares are equity classified and presented together with other shares of common stock in the unaudited condensed consolidated financial statements.

The escrow agreements provide that funds placed into escrow are held in escrow for the benefit of the FPA Investors until they are released to the Company pursuant to the terms of the Private Placement Agreements and the Company’s creditors do not have access to the funds held in escrow in the event of bankruptcy of the Company. Accordingly, the Company accounted for the original Prepayment Amount of $32.9 million as a contra-equity subscription receivable because the funds held in escrow represent receivables from shareholders.

The features of the Private Placement Agreements met the derivatives criteria under ASC 815 because they contained an underlying, notional amount, payment provision, and net settlement. Accordingly, a derivative liability was recognized based on the estimated measurement of the portion of the funds in escrow that could be released to the FPA Investors, based on circumstances existing as of Closing. The net balance of the Prepayment Amount presented as a subscription receivable and the derivative liability when considered together represents the estimated amount of escrow funds the Company expects to receive from the escrow accounts. Subsequent changes in fair value of the derivative liability associated with the Private Placement Agreements will be recognized through earnings on a quarterly basis.

Upon the Closing, in addition to the $32.9 million subscription receivable, a loss on issuance of forward purchase contract totaling $24.5 million was recorded, which consisted of fair value of the derivative liabilities of $20.2 million plus the fair value of the Bonus Shares of $4.3 million. The forward purchase derivative liabilities are treated as a current liabilities because the Private Placement Agreements mature or otherwise are subject to early termination at or prior to the one year at or before the one year anniversary of the Closing.

December 2023 Amendment

On December 26, 2023, the Company and an FPA Investor entered into an amendment to their Forward Purchase Agreement (“December 2023 FPA Amendment”) for total proceeds of $0.5 million. No other Private Placement agreements were amended during the year ended December 31, 2023. The FPA Amendment provided that, (i) 200,000 FPA Shares were re-designated to Bonus Shares, (ii) the definition of Reset Price was changed (“Amended Reset Price”), (iii) the definition of the prepayment shortfall was amended (“Amended Prepayment Shortfall”), and (iv) the funds in the escrow account were transferred to a separate account held by the FPA Investor. The funds from the FPA Investor in connection with the amendment were not received by the Company until January 2024.

The terms of the Amended Reset Price provide for (i) a rolling ceiling effective as of the FPA Amendment execution date based on a weekly trailing VWAP such that the Company does not benefit from increases in share price during the Measurement Period, and (ii) discounts of generally 10.0% to the VWAP measurement that benefit the FPA Investor.

Proceeds from the sale of FPA Shares by FPA Investors to third parties are required to be treated as a reduction to the prepayment shortfall until no balance remains in the prepayment shortfall (“Shortfall Sales”), at which point proceeds from such sales of stock may be treated as reductions to the subscription receivable that may result in cash proceeds to the Company. If all FPA Shares are sold without full satisfaction of the prepayment shortfall, the Company is required, at their election, to either pay a cash amount equal to the remaining prepayment shortfall balance or issue additional shares at 90.0% of the VWAP for the trailing 20 trading days.

The terms of the Amended Prepayment Shortfall provide for a $0.5 million increase to the FPA Investor’s pre-existing prepayment shortfall of $0.1 million.

Upon execution of the FPA Amendment in December 2023, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):

Loss on Amendment
Reduction of subscription receivable	$15,123
Change in fair value in connection with the amendment of forward purchase contracts	(14,181)
Cash received in connection with the amendments	(500)
Loss on amendment to forward purchase contracts	$442

The $0.4 million loss recognized in connection with the FPA Amendment represents the reduction in cash proceeds the Company may receive under the forward purchase contract, partially offset by the reduction in the forward purchase derivative liabilities and the shareholder receivable. As a result of the FPA Amendment, the maximum cash proceeds the Company could receive under the forward purchase contract, reflected in the subscription receivable balance, was lowered. The reduction in the subscription receivable of $15.1 million was caused by (i) the Amended Reset Price, which reduced the maximum price per FPA Share the Company could receive (initially, $10.44 per share), (ii) the re-designation of 200,000 FPA Shares to Bonus Shares, reducing the total quantity of FPA Shares, and (iii) the Amended Prepayment Shortfall, which increased the prepayment shortfall amount. The Company does not receive any consideration for sales or settlements of Bonus Shares or Shortfall Sales, described further below. In addition to the reduction in the subscription receivable, the Company recognized a corresponding reduction in the fair value of the forward purchase derivative liabilities of $14.2 million.

January and February 2024 Amendments

From January to February 2024, the Company and certain FPA Investors entered into several additional amendments to the Forward Purchase Agreements (“2024 FPA Amendments”) for total proceeds to the Company of $1.0 million. The 2024 FPA Amendments provided that, (i) 200,000 additional FPA Shares were re-designated to Bonus Shares, (ii) the definition of the prepayment shortfall consideration was further amended (“2024 Amended Prepayment Shortfall”), and (iii) for the FPA Investor who was not party to the December 2023 FPA Amendment, the definition of Reset Price was changed (“2024 Amended Reset Price”).

The terms of the 2024 Amended Reset Price provide the FPA Investor (i) a rolling price per share effective as of the FPA Amendment execution date based on a weekly trailing VWAP, subject to a ceiling of $10.44 per share (“Initial Price”), and (ii) discounts of generally 10.0% to the VWAP measurement that benefit the FPA Investor.

The terms of the 2024 Amended Prepayment Shortfall provide for an aggregate $1.1 million increase to the FPA Investors’ pre-existing prepayment shortfall of $0.7 million.

Upon execution of the 2024 FPA Amendments, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):

Loss on Amendment
Reduction of subscription receivable	$2,764
Reduction in forward purchase derivative liabilities	(1,418)
Cash received in connection with the amendments	(950)
Loss on amendment to forward purchase contracts	$396

The $0.4 million loss recognized in connection with the 2024 FPA Amendments represents the reduction in cash proceeds the Company may receive under the forward purchase contract, partially offset by the reduction in the forward purchase derivative liability and the shareholder receivable. As a result of the 2024 FPA Amendments, the maximum cash proceeds the Company could receive under the forward purchase contract, reflected in the subscription receivable balance, was lowered. The reduction in the subscription receivable of $2.8 million was caused by (i) the existing 2024 Amended Reset Price provisions as of the effective date of the 2024 FPA Amendments, (ii) the re-designation of 200,000 additional FPA Shares to Bonus Shares, further reducing the total quantity of FPA Shares outstanding, and (iii) the 2024 Amended Prepayment Shortfall, which increased the prepayment shortfall amount by an incremental $1.1 million. In addition to the reduction in the subscription receivable, the Company recognized a corresponding reduction in the fair value of the forward purchase derivative liabilities of $1.4 million.

Sales of FPA Shares and Settlements of Forward Purchase Contracts

Pursuant to the terms and conditions of the Private Placement Agreements, any sales of the Company’s common stock associated with the Private Placement Agreements may not be treated as sales of Bonus Shares until all FPA Shares are sold, at which point such sales of stock may be considered sales of Bonus Shares.

As set forth above in this note, the forward purchase derivative liabilities represent the portion of the subscription receivable that may be released to the FPA Investors rather than the Company. Immediately prior to the settlement of a forward purchase contract, the derivative liability balance is adjusted to the applicable subscription receivable balance less the cash proceeds to be received as of the settlement date, recognized within the change in fair value of forward purchase derivative liabilities. Upon settlement of a forward purchase contract, the respective derivative liability and subscription receivable balances are derecognized and the cash proceeds to be received are recognized by the Company. Refer to Note 9, Fair Value of Financial Instruments, for further discussion.

As of March 31, 2024, certain FPA Investors sold an aggregate of 1,768,121 shares of the Company’s common stock to third parties, representing all of the outstanding FPA Shares under the respective agreements. No other sales of FPA Shares occurred during the three months ended March 31, 2024.

The following table summarizes the sales of FPA Shares and proceeds to the Company as of March 31, 2024 (in thousands):

Sales of FPA Shares
Total sales of FPA Shares	$2,626
Shortfall Sales	(1,753)
Proceeds received from sales of FPA Shares	$873

The following presents a reconciliation of the subscription receivable and forward purchase derivative liabilities during the three months ended March 31, 2024 (in thousands):

	Subscription Receivables	Forward Purchase Derivative Liabilities
Balance at December 31, 2023	$17,792	$15,804
Amendment of forward purchase contracts	(2,764)	(1,418)
Change in fair value of forward purchase derivative liabilities	—	(535)
Sales and settlement of forward purchase contracts	(4,639)	(3,766)
Ending balance at March 31, 2024	$10,389	$10,085

4. Private Placement

Initial Recognition

Background

Prior to the Closing, the Company entered into private agreements (“Private Placement Agreements”) with investors (“FPA Investors”) consisting of forward purchase agreements (“Forward Purchase Agreements”), subscription agreements, a side letter, and escrow agreements. The Private Placement Agreements closed on September 29, 2023. Pursuant to the Private Placement Agreements, the FPA Investors purchased 3,168,121 shares of common stock (“FPA Shares”) for $32.9 million (“Prepayment Amount”). Pursuant to the Private Placement Agreements the FPA Investors may subscribe for and purchase an additional 767,990 shares of common stock.

The Prepayment Amount was deposited into escrow accounts. The terms of the Private Placement Agreements provide that following a one-year period after the Closing, subject to early termination and settlement with respect to any number of FPA Shares at the election of the FPA Investors (“Measurement Period”), funds in the escrow accounts may be released to the FPA Investors, the Company or a combination of both based on a combination of factors, including the volume weighted average price of the Company’s common stock (“VWAP”) over a specified valuation period during the Measurement Period (“Reset Price”), the number of shares sold by the FPA Investors during the Measurement Period, and the application of antidilution provisions. The Private Placement Agreements expire at the end of the Measurement Period.

All funds in escrow will be released to the Company, the FPA Investors, or a combination of both, at or before the one year anniversary of the Closing. The maximum and minimum that could be released from escrow is the Prepayment Amount and zero, respectively, for both the FPA Investors and the Company. In addition, all interest earned on the funds in the escrow accounts will be released to the FPA Investors.

During the Measurement Period, to the extent the Company’s share price approaches or exceeds $10.44 per share, the likelihood and amount of escrow funds to be released to the Company increases and the likelihood and amount of escrow funds to be released to the FPA Investors decreases. Conversely, during the Measurement Period, to the extent the Company’s share price decreases below $10.44 per share, the likelihood and amount of escrow funds to be released to the Company decreases and the likelihood and amount of escrow funds to be released to the FPA Investors increases. Other drivers of settlement outcomes include the number of shares sold by FPA Investors to third parties during the Measurement Period, whereby the selling of shares may decrease portions of escrow funds to be released to the FPA Investors by up to $2.00 per share sold, the application of antidilution provisions, the timing of sales and settlements, among other factors. Additionally, a prepayment shortfall of $0.1 million was established in connection with the Private Placement Agreements (“Prepayment Shortfall”). Pursuant to the terms and conditions of the Private Placement Agreements, sales of FPA Shares to third-parties are required to first be applied towards the Prepayment Shortfall prior to the subscription receivable (described further below).

In addition to the FPA Shares, the FPA Investors received 514,889 shares of common stock for no incremental consideration (“Bonus Shares”). The Bonus Shares are not subject to an escrow arrangement.

Accounting

All FPA Shares and Bonus Shares are outstanding shares of the Company that are not held in escrow, are transferrable without restrictions, and have the same voting as well as dividend and liquidation participation rights as other shares of the Company. Accordingly, such shares are equity classified and presented together with other shares of common stock in the consolidated financial statements.

The escrow agreements provide that funds placed into escrow are held in escrow for the benefit of the FPA Investors until they are released to the Company pursuant to the terms of the Private Placement Agreements and the Company’s creditors do not have access to the funds held in escrow in the event of bankruptcy of the Company. Accordingly, the Company accounted for the original Prepayment Amount of $32.9 million as a contra-equity subscription receivable because the funds held in escrow represent receivables from shareholders.

The features of the Private Placement Agreements met the derivatives criteria under ASC 815 because they contained an underlying, notional amount, payment provision, and net settlement. Accordingly, a derivative liability was recognized based on the estimated measurement of the portion of the funds in escrow that could be released to the FPA Investors, based on circumstances existing as of Closing. The net balance of the Prepayment Amount presented as a subscription receivable and the derivative liability when considered together represents the estimated amount of escrow funds the Company expects to receive from the escrow accounts. Subsequent changes in fair value of the derivative liability associated with the Private Placement Agreements will be recognized through earnings on a quarterly basis.

Upon the Closing, in addition to the $32.9 million subscription receivable, a loss on issuance of forward purchase contract totaling $24.5 million was recorded, which consisted of the fair value of the derivative liability of $20.2 million plus the fair value of the Bonus Shares of $4.3 million. The forward purchase derivative liability is treated as a current liability because the Private Placement Agreements mature or otherwise are subject to early termination at or prior to the one year at or before the one year anniversary of the Closing.

December 2023 Amendment

On December 26, 2023, the Company and an FPA Investor entered into an amendment to their Forward Purchase Agreement (“FPA Amendment”) for total proceeds of $0.5 million. No other Private Placement agreements were amended during the year ended December 31, 2023. The FPA Amendment provided that, (i) 200,000 FPA Shares were re-designated to Bonus Shares, (ii) the definition of Reset Price was changed (“Amended Reset Price”), (iii) the definition of the prepayment shortfall was amended (“Amended Prepayment Shortfall”), and (iv) the funds in the escrow account were transferred to a separate account held by the FPA Investor. The funds from the FPA Investor in connection with the amendment were not received by the Company until January 2024.

The terms of the Amended Reset Price provide for (i) a rolling ceiling effective as of the FPA Amendment execution date based on a weekly trailing VWAP such that the Company does not benefit from increases in share price during the Measurement Period, and (ii) discounts of generally 10% to the VWAP measurement that benefit the FPA Investor.

Proceeds from the sale of FPA Shares by FPA Investors to third parties are required to be treated as a reduction to the prepayment shortfall until no balance remains in the prepayment shortfall (“Shortfall Sales”), at which point proceeds from such sales of stock may be treated as reductions to the subscription receivable that may result in cash proceeds to the Company. If all FPA Shares are sold without full satisfaction of the prepayment shortfall, the Company is required, at their election, to either pay a cash amount equal to the remaining prepayment shortfall balance or issue additional shares at 90% of the VWAP for the trailing 20 trading days.

The terms of the Amended Prepayment Shortfall provide for a $0.5 million increase to the FPA Investor’s pre-existing prepayment shortfall of $0.1 million.

Upon execution of the FPA Amendment, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):

Loss on Amendment
Reduction of subscription receivable	$15,123
Reduction in forward purchase derivative liability	(14,181)
Shareholder receivable	(500)
Loss on amendment to forward purchase contract	$442

The $0.4 million loss recognized in connection with the FPA Amendment represents the reduction in cash proceeds the Company may receive under the forward purchase contract, partially offset by the reduction in the forward purchase derivative liability and the shareholder receivable. As a result of the FPA Amendment, the maximum cash proceeds the Company could receive under the forward purchase contract, reflected in the subscription receivable balance, was lowered. The reduction in the subscription receivable of $15.1 million was caused by (i) the Amended Reset Price, which reduced the maximum price per FPA Share the Company could receive (initially, $10.44 per share), (ii) the re-designation of 200,000 FPA Shares to Bonus Shares, reducing the total quantity of FPA Shares, and (iii) the Amended Prepayment Shortfall, which increased the prepayment shortfall amount. The Company does not receive any consideration for sales or settlements of Bonus Shares or Shortfall Sales, described further below. In addition to the reduction in the subscription receivable, the Company recognized a corresponding reduction in the fair value of the forward purchase derivative liability of $14.2 million.

Sales of FPA Shares

Pursuant to the terms and conditions of the Private Placement Agreements, any sales of the Company’s common stock associated with the Private Placement Agreements may not be treated as sales of Bonus Shares until all FPA Shares are sold, at which point such sales of stock may be considered sales of Bonus Shares.

Following the FPA Amendment, the FPA Investor sold 139,793 shares of the Company’s common stock to third parties, which were treated as Shortfall Sales of FPA Shares. Accordingly, the balance of the subscription receivable was not impacted. No other sales of FPA Shares occurred during the year ended December 31, 2023.

Change in fair value

As set forth above in this Note 4, the forward purchase derivative liability represents the portion of the reduced subscription receivable, that may be released to the FPA Investors rather than the Company. Gains and losses resulting from the remeasurement of changes in the fair value of the forward purchase derivative liability are recognized in earnings on a quarterly basis. Refer to Note 9, Fair Value of Financial Instruments, for further discussion.